Employee Benefit Plans (Schedule of Changes in Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 59,559	$ 49,516
Defined Benefit Plan, Funded Status of Plan	(51,636)	(63,243)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	49,516	41,300
Defined Benefit Plan, Actual Return on Plan Assets	6,027	5,449
Defined Benefit Plan, Contributions by Employer	7,363	8,543
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(3,347)	(5,776)
Defined Benefit Plan Administrative Expense	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		49,516
Defined Benefit Plan, Funded Status of Plan	(51,636)	(63,243)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	479	129
Defined Benefit Plan, Contributions by Plan Participants	128	122
Defined Benefit Plan, Benefits Paid	(607)	(251)
Defined Benefit Plan Administrative Expense	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	0
Defined Benefit Plan, Funded Status of Plan	$ (30,759)	$ (33,953)